Redemption Prices Expressed as Percentages of Principal Amount (Detail) (2020 Senior Secured Notes)	12 Months Ended
Dec. 31, 2013
2016
Debt Instrument, Redemption [Line Items]
Redemption prices expressed as percentages of principal amount	104.031%
2017
Debt Instrument, Redemption [Line Items]
Redemption prices expressed as percentages of principal amount	102.688%
2018
Debt Instrument, Redemption [Line Items]
Redemption prices expressed as percentages of principal amount	101.344%
2019 and thereafter
Debt Instrument, Redemption [Line Items]
Redemption prices expressed as percentages of principal amount	100.00%